Discontinued Operations (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Discontinued Operations [Line Items]
Net liability | ¥	¥ 1
Equity interest	25.00%
Shengda Group [Member]
Discontinued Operations [Line Items]
Additional paid-in capital | $		$ 21,059
Non controlling interest | $		$ 2,163
Mr. Ye Zaichang [Member]
Discontinued Operations [Line Items]
Consideration | ¥	¥ 1